Exceptional Items - Summary of Exceptional Items by Category (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of exceptional items [line items]
Exceptional items gross	$ (6,600)	$ (340)	$ (620)
Exceptional items tax	837	(266)	(454)
Exceptional items net	(5,763)	(606)	(1,074)
Samarco dam failure [member]
Disclosure of exceptional items [line items]
Exceptional items gross	(3,677)	(340)	(1,032)
Exceptional items tax	(85)	17	(31)
Exceptional items net	(3,762)	(323)	(1,063)
Chilean Tax Reform [Member]
Disclosure of exceptional items [line items]
Exceptional items tax		(283)
Exceptional items net		(283)
Impairment of US deferred tax assets [Member]
Disclosure of exceptional items [line items]
Exceptional items tax			(423)
Exceptional items net			(423)
Corporate structure unification costs [Member]
Disclosure of exceptional items [line items]
Exceptional items gross			(428)
Exceptional items net			(428)
BHP Mitsui Coal (BMC) gain on disposal [Member]
Disclosure of exceptional items [line items]
Exceptional items gross			840
Exceptional items net			840
Impairment of Western Australia Nickel assets [member]
Disclosure of exceptional items [line items]
Exceptional items gross	(3,800)	0	0
Exceptional items tax	1,125
Exceptional items net	(2,675)
Blackwater and Daunia gain on divestment [member]
Disclosure of exceptional items [line items]
Exceptional items gross	877
Exceptional items tax	(203)
Exceptional items net	674
Attributable to non-controlling interests [member]
Disclosure of exceptional items [line items]
Exceptional items tax		(107)
Exceptional items net		(107)
Attributable to BHP shareholders [member]
Disclosure of exceptional items [line items]
Exceptional items gross	(6,600)	(340)	(620)
Exceptional items tax	837	(159)	(454)
Exceptional items net	$ (5,763)	$ (499)	$ (1,074)